Document and Entity Information	Jan. 29, 2021
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Jan. 29, 2021
Entity Registrant Name	CTO Realty Growth, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-11350
Entity Tax Identification Number	59-0483700
Entity Address, Address Line One	1140 N. Williamson Blvd., Suite 140
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	274-2202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, $0.01 PAR VALUE PER SHARE
Trading Symbol	CTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000023795
Amendment Flag	false